SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Jul. 31, 2017 USD ($)
Accounting Policies [Line Items]
Cash	$ 197,190
Derivative asset	0
Total	197,190
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1)
Accounting Policies [Line Items]
Cash	197,190
Derivative asset	0
Total	197,190
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Accounting Policies [Line Items]
Cash	0
Derivative asset	0
Total	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Accounting Policies [Line Items]
Cash	0
Derivative asset	0
Total	$ 0